Subsequent events (Details Narrative)	Aug. 30, 2023 GBP (£) shares	Jul. 10, 2023 £ / shares shares	Mar. 27, 2023 $ / shares shares	Nov. 30, 2022 shares	Nov. 27, 2022 shares	Jul. 10, 2022 shares	Feb. 10, 2022 USD ($)	Feb. 10, 2022 GBP (£)	Apr. 03, 2023 $ / shares	Aug. 25, 2020 £ / shares
IfrsStatementLineItems [Line Items]
Consideration per share | (per share)			$ 1.60						$ 0.30	£ 215.00
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Consideration per share | £ / shares		£ 0.35
Nonadjusting event [member] | Existing Warrants [Member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants | £	£ 2,200,000
Aggregate proceeds from exercise of warrants | £	£ 2,800,000
American depositary shares [member]
IfrsStatementLineItems [Line Items]
Shares purchased			215,000	2,800,000	155,000
Consideration per share | $ / shares			$ 1.60
Proceeds from exercise of warrants							$ 13,447,012	£ 9,861,405
American depositary shares [member] | Nonadjusting event [member] | Amendment Warrant [Member]
IfrsStatementLineItems [Line Items]
Shares purchased						2,800,000
American depositary shares [member] | Nonadjusting event [member] | Existing Warrants [Member]
IfrsStatementLineItems [Line Items]
Shares purchased		3,437,500
American depositary shares [member] | Inducement Letter [Member]
IfrsStatementLineItems [Line Items]
Shares purchased	6,237,500
New Warrant American Depositary Shares [Member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Shares purchased	12,475,000